Bank Borrowings - Credit Facilities (Details)				1 Months Ended
	Mar. 10, 2017 HKD	Mar. 10, 2017 USD ($)	Feb. 28, 2017 HKD agreement	Feb. 28, 2017 HKD	Nov. 30, 2015 HKD	Jun. 30, 2014	Dec. 31, 2011 HKD	Jun. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 HKD	Feb. 29, 2016 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2011 USD ($)
Term loan
Bank Borrowings
Term						4 years	3 years
Principal amount							HKD 210,000,000							$ 26,923,000
Term loan facility repaid	HKD 156,000,000	$ 20,000,000
Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate						1.35%	1.50%
Revolving loan facility
Bank Borrowings
Term					3 years
Aggregate amount of credit facilities					HKD 234,000,000								$ 30,000,000
Amount drawn from the credit facility			HKD 20,000,000	HKD 20,000,000				$ 0	$ 2,564,000	$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate					1.25%
Unsecured credit facility
Bank Borrowings
Number of facility agreements entered | agreement			2
Aggregate amount of credit facilities			HKD 546,000,000	HKD 546,000,000					70,000,000		HKD 468,000,000	$ 60,000,000
First unsecured credit facility
Bank Borrowings
Term				18 months
First unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.25%
First unsecured credit facility | Term loan
Bank Borrowings
Aggregate amount of credit facilities			156,000,000	HKD 156,000,000					20,000,000
First unsecured credit facility | Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities			195,000,000	HKD 195,000,000					25,000,000
Second unsecured credit facility
Bank Borrowings
Term				18 months
Amount drawn from the credit facility | $									0
Second unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.25%
Second unsecured credit facility | Term loan
Bank Borrowings
Aggregate amount of credit facilities			78,000,000	HKD 78,000,000					10,000,000
Second unsecured credit facility | Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities			HKD 117,000,000	HKD 117,000,000					$ 15,000,000